Investment Strategy - ARK Next Generation Internet ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The following replaces in its entirety the first four paragraphs of the “Principal Investment Strategies” in the Summary Prospectus and “ARK Next Generation Internet ETF—Summary—Principal Investment Strategies” in the Prospectus:
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of next generation technology.

Next generation technology companies are companies that the Adviser believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud and artificial intelligence, enabling mobile and on-demand services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include online retailers and/or mail order houses which generate the entirety of their business through websites and which offer technology-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, artificial intelligence, big data, the “internet of things[1],” social distribution and media, and technologies that make financial services more efficient (“Blockchain & Fintech Innovation Companies”).

[1]	The Adviser defines the “internet of things” as a system of interrelated computing devices, mechanical and digital machines, or physical objects that are provided unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies that the Adviser believes are relevant to this theme are those that are focused on shifting the bases of technology infrastructure from hardware and software to the cloud and artificial intelligence, enabling mobile and on-demand services, among others. The Adviser believes Blockchain & Fintech Innovation Companies are companies that are focused on and expected to benefit from the shifting of the financial sector and economic transactions to technology infrastructure platforms, and technological intermediaries. Blockchain & Fintech Innovation Companies may also develop, use or rely on innovative payment platforms and methodologies, artificial intelligence, point of sale providers, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, blockchain technologies,[2] intermediary exchanges, asset allocation technology, cryptocurrency,[3] mobile payments, and risk pricing and pooling aggregators. The Fund may have exposure to cryptocurrency, such as bitcoin and Ether, indirectly through an investment in a grantor trust or in other pooled investment vehicles, such as exchange-traded funds.

The Fund gains exposure to cryptocurrency through investments in the ARK Next Generation Technology (Cayman) Fund, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “ARKW Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the ARKW Subsidiary. The ARKW Subsidiary is advised by the Adviser, and has the same investment objective as the Fund. The ARKW Subsidiary may invest in pooled investment vehicles and exchange-traded products that invest in cryptocurrencies. Investments in the ARKW Subsidiary are intended to provide the Fund with exposure to cryptocurrency while meeting the federal tax requirements that apply to regulated investment companies, like the Fund.

The following replaces in its entirety the sixth paragraph of the “Principal Investment Strategies” in the Summary Prospectus and “ARK Next Generation Internet ETF—Summary—Principal Investment Strategies” in the Prospectus:

The Adviser’s process for identifying next generation technology companies uses both “top down” (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and “bottom up” (valuation, fundamental and quantitative measures) approaches. In both the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, to integrate ESG considerations into its research and investment process, the Adviser assesses the degree to which a company may be progressing towards each of the United Nations Sustainable Development Goals. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of next generation technology.